Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of financial risk management [Abstract]
Disclosure of credit risk exposure [text block]
The gross carrying amount of financial assets, net of any impairment losses recognized represents the maximum credit exposure. The maximum exposure to credit risk as of March 31, 2024 and 2023 was as follows:

	March 31, 2024	March 31, 2023
Cash and cash equivalents (Including other bank deposits)	5,394,489	3,650,446
Restricted Cash	440,445	1,194,787
Other assets	2,004,216	825,037
Trade receivables	10,155,223	11,345,542
Other receivables	157,859	100,681
Other investments	1,203,862	1,044,020
	19,356,094	18,160,513

Disclosure of financial assets that are either past due or impaired [text block]
Period (in days)	March 31, 2024	March 31, 2023
Less than 365 days	10,155,222	10,872,340
More than 365 days	-	473,202
	10,155,222	11,345,542

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As of March 31, 2024
	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	486,888	531,000	531,000	-	-	-
6% Compulsory Convertible Debentures	1,200,000	1,344,000	72,000	1,272,000	-	-
9% Cumulative Non-convertible preference shares	500,000	120,000	30,000	30,000	30,000	30,000
Lease liabilities	3,042,812	8,588,700	587,700	773,500	531,200	6,696,300
Other liabilities	1,612,496	1,612,496	1,594,551	17,945	-	-
Borrowing from banks	18,794,617	22,515,522	5,557,466	7,922,227	5,536,029	3,499,800
Borrowings from others	3,564,494	4,221,692	1,295,437	2,186,476	739,779	-
Trade and other payables	10,225,880	10,225,880	10,225,880	-	-	-
	39,427,187	49,159,290	19,894,034	12,202,148	6,837,008	10,226,100

As of March 31, 2023
	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	951,504	951,504	951,504	-	-	-
6% Compulsory Convertible Debentures	2,000,000	2,160,000	240,000	480,000	480,000	960,000
6 % Non Cumulative Compulsory convertible preference shares	500,000	500,000	-	-	-	500,000
Lease liabilities	2,451,179	5,703,330	585,790	788,588	555,216	3,773,736
Other liabilities	2,059,500	2,059,500	2,039,600	19,900	-	-
Borrowing from banks	14,982,750	19,853,900	5,680,600	5,755,100	4,800,000	3,618,200
Borrowings from others	2,045,239	2,361,800	748,900	1,149,400	463,500	-
Trade and other payables	9,227,900	9,227,900	9,227,900	-	-	-
	34,218,072	42,817,934	19,474,294	8,192,988	6,298,716	8,851,936

As of March 31, 2022
	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	371,995	371,995	371,995	-	-	-
Lease liabilities	2,207,403	4,281,949	507,037	733,287	430,022	2,611,603
Other liabilities	60,742	60,742	60,742	-	-	-
Borrowing from banks	10,400,424	11,485,975	6,706,849	2,832,392	1,499,683	447,051
Borrowings from others	4,479,774	3,853,303	1,106,150	1,042,525	719,827	984,800
Trade and other payables	10,510,409	10,510,409	10,510,409	-	-	-
	28,030,747	30,564,373	19,263,182	4,608,204	2,649,532	4,043,454

Disclosure of market risk [text block]
The Group’s exposure to foreign currency risk as of March 31, 2024 was as follows:
All amounts in respective currencies as mentioned (in thousands)
	US $	AUD	CHF	EUR	GBP	DHS	HK $	SG $
Cash and cash equivalents	600	-	-	5	105	-	-	-
Trade receivables	20,900	-	-	610	85	-	-	-
Trade payables	(8,050)	-	-	(418)		(29)	-	-
Foreign currency loan	(2,200)	-	-	-		-	-	-
Net balance sheet exposure	11,250	-	-	197	190	(29)	-	-

The Group’s exposure to foreign currency risk as of March 31, 2023 was as follows:
All amounts in respective currencies as mentioned (in thousands)
	US $	AUD	CHF	EUR	GBP	DHS	HK $	SG $
Cash and cash equivalents	405	-	-	44	69	-	-	-
Trade receivables	28,052	-	-	411	85	-	-	-
Trade payables	(28,575)	-	-	(250)	(34)	(27)	-	-
Foreign currency loan	(6,059)	-	-	-	-	-	-	-
Net balance sheet exposure	(6177)	-	-	205	120	(27)	-	-

The Group’s exposure to foreign currency risk as of March 31, 2022 was as follows:
All amounts in respective currencies as mentioned (in thousands)

	US $	AUD	CHF	EUR	GBP	DHS	HK $	SG $
Cash and cash equivalents	3,435	-	-	16	51	-	-	-
Trade receivables	29,093	-	-	222	85	-	-	-
Trade payables	(16,369)	-	-	(196)	(16)	(27)	(4)	-
Foreign currency loan	(9,389)	-	-	-	-	-	-	-
Net balance sheet exposure	6770	-	-	42	120	(27)	(4)	-

Sensitivity analysis for types of market risk [text block]	The analysis is performed on the same basis for 2023.
	Other comprehensive income	Profit or ( loss)
March 31, 2024	-	(18,361)

March 31, 2023	-	(47,755)

Disclosure of financial instruments by type of interest rate [text block]
At the reporting date the interest rate profile of the Group’s interest –bearing financial instruments were as follows:
	Carrying amount
	March 31, 2024	March 31, 2023
Fixed rate instruments
Financial assets
- Fixed deposits with banks	4,502,312	2,590,530
- Investment in debt securities	3,93,453	372,000

Financial liabilities
- Borrowings from banks	1,83,589	240,962
- Borrowings from others	54,05,034	4,773,718
Variable rate instruments
Financial liabilities
- Borrowings from banks	1,86,11,027	14,741,788
- Bank overdrafts	4,86,888	951,504

Disclosure of detailed information about the changes in equity and net profit due to changes in base points of variable interest [text block]
	Equity	Profit or (loss)
March 31, 2024	-	(9,245)
March 31, 2023	-	(12,185)